UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices) (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer

411 East Wisconsin Avenue, Suite 2100

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 10/31/2026

Date of reporting period: 04/30/2026

Item 1. Report to Stockholders.

Nicholas II, Inc. Class I - NCTWX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class I (the "Class") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class I	$29	0.60%

Key Fund Statistics
As of April 30, 2026
Net Assets	$880,222,932
Number of Portfolio Holdings	68
Portfolio Turnover Rate	14.76%

Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Lattice Semiconductor Corporation	3.61%
Teledyne Technologies Incorporated	2.90%
AMETEK, Inc.	2.89%
Microchip Technology Incorporated	2.58%
O'Reilly Automotive, Inc.	2.51%
Corpay, Inc.	2.44%
Nordson Corporation	2.44%
CBRE Group, Inc. Class A	2.30%
Vulcan Materials Company	2.30%
IDEX Corporation	2.29%
Total of top ten	26.26%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026
Where Can I Find Additional Information About the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

Nicholas II, Inc. Class N - NNTWX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class N (the "Class") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class N	$44	0.91%

Key Fund Statistics
As of April 30, 2026
Net Assets	$880,222,932
Number of Portfolio Holdings	68
Portfolio Turnover Rate	14.76%

Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Lattice Semiconductor Corporation	3.61%
Teledyne Technologies Incorporated	2.90%
AMETEK, Inc.	2.89%
Microchip Technology Incorporated	2.58%
O'Reilly Automotive, Inc.	2.51%
Corpay, Inc.	2.44%
Nordson Corporation	2.44%
CBRE Group, Inc. Class A	2.30%
Vulcan Materials Company	2.30%
IDEX Corporation	2.29%
Total of top ten	26.26%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026
Where Can I Find Additional Information About the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

(b) Not applicable.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements and financial highlights for open-end management investment companies under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b)

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

April 30, 2026

NICHOLAS II, INC.

CONSISTENCY *in a* WORLD *of* CHANGE

WWW.NICHOLASFUNDS.COM

Financial Highlights Class I (NCTWX) For a share outstanding throughout each period

	Six Months Ended 04/30/2026		One Month Ended		Years Ended September 30,
	(unaudited)		10/31/2025*		2025	2024	2023	2022	2021
NET ASSET VALUE, BEGINNING OF PERIOD	$32.79		$33.51		$35.26	$29.22	$26.69	$35.98	$28.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (1)	.01		—		.03	.09	.11	.05	.05
Net gain (loss) on securities (realized and unrealized)	(1.09)		(.72)		(.05)	6.19	3.50	(5.90)	8.45
Total from investment operations	(1.08)		(.72)		(.02)	6.28	3.61	(5.85)	8.50

LESS DISTRIBUTIONS
From net investment income	(.02)		—		(.06)	(.12)	(.06)	(.05)	(.05)
From net capital gain	(3.62)		—		(1.67)	(.12)	(1.02)	(3.39)	(1.15)
Total distributions	(3.64)		—		(1.73)	(.24)	(1.08)	(3.44)	(1.20)

NET ASSET VALUE, END OF PERIOD	$28.07		$32.79		$33.51	$35.26	$29.22	$26.69	$35.98

TOTAL RETURN	(3.90	)%(2)	(2.15	)%(2)	(.07)%	21.54%	13.83%	(18.51)%	30.26%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$824.5		$932.7		$962.9	$1,041.6	$882.4	$798.8	$1,031.3
Ratio of expenses to average net assets	.60	%(3)	.61	%(3)	.59%	.59%	.60%	.59%	.59%
Ratio of net investment income (loss) to average net assets	.05	%(3)	(.08	)%(3)	.09%	.27%	.39%	.15%	.15%
Portfolio turnover rate	14.76	%(3)	.32	%(2)	14.25%	9.52%	6.26%	15.76%	19.57%

*	For the one month ended October 31, 2025. Prior to October 1, 2025, the Fund’s fiscal year end was September 30.

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNTWX) For a share outstanding throughout each period

	Six Months Ended 04/30/2026		One Month Ended		Years Ended September 30,
	(unaudited)		10/31/2025*		2025	2024	2023	2022	2021
NET ASSET VALUE, BEGINNING OF PERIOD	$31.36		$32.06		$33.89	$28.16	$25.82	$34.97	$27.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (1)	(.03)		(.01)		(.07)	(.01)	.03	(.05)	(.05)
Net gain (loss) on securities (realized and unrealized)	(1.03)		(.69)		(.05)	5.96	3.38	(5.71)	8.23
Total from investment operations	(1.06)		(.70)		(.12)	5.95	3.41	(5.76)	8.18

LESS DISTRIBUTIONS
From net investment income	(.01)		—		(.04)	(.10)	(.05)	—	—
From net capital gain	(3.62)		—		(1.67)	(.12)	(1.02)	(3.39)	(1.15)
Total distributions	(3.63)		—		(1.71)	(.22)	(1.07)	(3.39)	(1.15)

NET ASSET VALUE, END OF PERIOD	$26.67		$31.36		$32.06	$33.89	$28.16	$25.82	$34.97

TOTAL RETURN	(4.04	)%(2)	(2.18	)%(2)	(.40)%	21.18%	13.49%	(18.75)%	29.85%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$55.7		$67.1		$70.0	$80.6	$72.5	$70.1	$95.6
Ratio of expenses to average net assets	.91	%(3)	.92	%(3)	.90%	.90%	.91%	.89%	.89%
Ratio of net investment income (loss) to average net assets	(.26	)%(3)	(.40	)%(3)	(.22)%	(.05)%	.08%	(.16)%	(.15)%
Portfolio turnover rate	14.76	%(3)	.32	%(2)	14.25%	9.52%	6.26%	15.76%	19.57%

*	For the one month ended October 31, 2025. Prior to October 1, 2025, the Fund’s fiscal year end was September 30.

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Schedule of Investments April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.63%
	Consumer Discretionary - Consumer Discretionary Distribution & Retail — 7.15%
49,990	Burlington Stores, Inc.*	$15,997,300
222,070	O’Reilly Automotive, Inc.*	22,073,758
29,465	Ulta Beauty Inc.*	15,836,848
49,863	Williams-Sonoma, Inc.	9,035,674
		62,943,580
	Consumer Discretionary - Consumer Durables & Apparel — 1.61%
122,756	SharkNinja, Inc.*	14,182,001

	Consumer Discretionary - Consumer Services — 8.46%
374,170	Chipotle Mexican Grill, Inc.*	12,718,038
35,255	Domino’s Pizza, Inc.	11,966,252
48,410	Hilton Worldwide Holdings Inc.	15,688,229
207,515	Service Corporation International	16,814,941
171,685	Viking Holdings Ltd*	14,062,718
19,291	Wingstop Inc.	3,164,882
		74,415,060
	Consumer Staples - Consumer Staples Distribution & Retail — 2.03%
190,644	BJ’s Wholesale Club Holdings, Inc.*	17,899,565

	Financials - Financial Services — 7.08%
70,110	Corpay, Inc.*	21,486,612
54,544	Jack Henry & Associates, Inc.	8,386,140
77,860	Northern Trust Corporation	12,951,232
103,884	Raymond James Financial, Inc.	16,446,915
26,654	Tradeweb Markets Inc.	3,018,566
		62,289,465

	Financials - Insurance — 0.60%
18,410	Arthur J. Gallagher & Co.	3,799,824
42,725	Ryan Specialty Holdings, Inc.	1,485,548
		5,285,372

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.63% (continued)
	Health Care - Health Care Equipment & Services — 7.45%
155,800	Cooper Companies, Inc.*	$9,799,820
176,535	Globus Medical Inc Class A*	15,919,926
59,605	ResMed Inc.	12,744,145
77,075	STERIS plc	16,716,026
66,810	Veeva Systems Inc Class A*	10,420,356
		65,600,273
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 8.16%
131,836	Bio-Techne Corporation	7,293,168
71,040	Charles River Laboratories International, Inc.*	11,861,549
79,393	IQVIA Holdings Inc*	12,573,469
14,964	Mettler-Toledo International Inc.*	19,103,192
141,650	Revvity, Inc.	12,269,723
515,270	Stevanato Group SpA	8,759,590
		71,860,691
	Industrials - Capital Goods — 14.88%
193,010	A. O. Smith Corporation	11,935,738
107,985	AMETEK, Inc.	25,430,468
73,822	Fastenal Company	3,316,823
238,700	Fortive Corp.	14,271,873
92,468	IDEX Corporation	20,144,154
35,390	L3Harris Technologies Inc	11,344,265
6,514	Lennox International Inc.	3,484,273
74,325	Nordson Corporation	21,439,046
72,758	Westinghouse Air Brake Technologies Corporation	19,636,657
		131,003,297
	Industrials - Commercial & Professional Services — 11.05%
69,740	Booz Allen Hamilton Holding Corporation	5,423,680
75,500	Broadridge Financial Solutions, Inc.	11,625,490
97,375	Paylocity Holding Corp.*	10,272,089
146,233	RB Global, Inc.	15,252,102
50,956	Republic Services, Inc.	10,661,014
252,068	TransUnion	17,896,828
78,305	Verisk Analytics Inc	14,446,489
70,757	Waste Connections, Inc.	11,655,093
		97,232,785

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.63% (continued)
	Industrials - Transportation — 2.28%
94,415	Old Dominion Freight Line, Inc.	$20,056,578

	Information Technology - Semiconductors & Semiconductor Equipment — 6.19%
259,764	Lattice Semiconductor Corporation*	31,763,942
244,380	Microchip Technology Incorporated	22,705,346
		54,469,288
	Information Technology - Software & Services — 9.73%
105,645	Datadog, Inc.*	13,965,213
246,449	Dynatrace, Inc.*	8,923,918
118,739	Elastic NV*	5,513,052
7,739	Fair Isaac Corporation*	7,932,475
32,721	Gartner, Inc.*	4,858,741
51,229	MongoDB, Inc.*	12,849,770
182,161	Okta, Inc. Class A*	13,416,158
110,704	PTC Inc.*	15,088,955
23,505	Zscaler, Inc.*	3,071,633
		85,619,915
	Information Technology - Technology Hardware & Equipment — 4.43%
98,195	CDW Corporation	13,443,877
39,579	Teledyne Technologies Incorporated*	25,562,097
		39,005,974
	Materials - Materials — 3.40%
78,580	AptarGroup, Inc.	9,718,774
66,991	Vulcan Materials Company	20,213,864
		29,932,638
	Real Estate - Real Estate Management & Development — 3.13%
141,770	CBRE Group, Inc. Class A*	20,234,832
211,706	CoStar Group, Inc.*	7,327,145
		27,561,977
	TOTAL COMMON STOCKS
	(cost $475,798,913)	859,358,459

RIGHTS — 0.00%
	Financials - Financial Services — 0.00%
153,405	TPG, Inc. Contingent Value Rights * (1) (2)	0

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS — 2.44%
	Money Market Deposit Account — 1.08%
$9,518,104	U.S. Bank Money Market, 3.45%	$9,518,104

	Money Market Fund — 1.36%
12,000,000	First American Money Market Funds Government Obligations Fund - X Class, 7-day net yield, 3.58%	12,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $21,518,105)	21,518,104
	TOTAL INVESTMENTS
	(cost $497,317,018) - 100.07%	880,876,563
	LIABILITIES, NET OF OTHER ASSETS - (0.07)%	(653,631)
	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$880,222,932

*	Non-income producing security.

(1)

The Fund holds Contingent Value Rights (“CVRs”) acquired via a corporate action distribution on April 8, 2026. The CVRs were issued pursuant to the Contingent Value Rights Agreement dated April 7, 2026, among Hopper Parent Inc., Hologic, Inc., and the Rights Agent. CVRs represent unsecured contractual rights to receive future cash payments, if any, contingent upon the achievement of specified revenue-based milestones related to Hologic Inc.’s “Breast Health” business segment. The CVRs provide for up to two potential milestone payments, each ranging from $0.50 to $1.50 per CVR, determined by linear interpolation based on revenue achieved during the applicable milestone period. The maximum aggregate amount payable is $3.00 per CVR.

(2)

The CVRs are restricted securities. The CVRs do not represent equity interests, carry no voting or dividend rights, and are non-transferable except in limited circumstances defined as “Permitted Transfers” in the Contingent Value Rights Agreement. The CVRs are not listed on any securities exchange and have no established secondary market.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities April 30, 2026 (unaudited)

ASSETS
Investments in securities at value (cost $497,317,018)	$880,876,563
Receivables
Dividend and interest	206,532
Capital stock subscription	8,960
Total receivables	215,492
Other	41,505
Total assets	881,133,560

LIABILITIES
Payables
Due to adviser
Management fee	374,576
Accounting and administration fee	11,887
Total due to adviser	386,463
Capital stock redemption	474,335
12b-1 and servcing fee	23,758
Other payable and accrued expense	26,072
Total liabilities	910,628
Total net assets	$880,222,932

NET ASSETS CONSIST OF
Paid in capital	$499,735,870
Accumulated distributable earnings	380,487,062
Total net assets	$880,222,932

CLASS I
Net assets	$824,473,744
Shares outstanding	29,373,838
NET ASSET VALUE PER SHARE ($.01 par value, 125,000,000 shares authorized), offering price and redemption price	$28.07

CLASS N
Net assets	$55,749,188
Shares outstanding	2,090,426
NET ASSET VALUE PER SHARE ($.01 par value, 75,000,000 shares authorized), offering price and redemption price	$26.67

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations For the six months ended April 30, 2026 (unaudited)

INCOME
Dividend (net of foreign taxes of $38,292)	$2,694,275
Interest	343,923
Total income	3,038,198

EXPENSES
Management fee	2,428,646
Transfer agent fees	90,237
Administration services	77,282
12b-1 fees - Class N	70,849
Accounting and pricing services	46,312
Registration fees	27,640
Servicing fees - Class N	24,643
Custodian fees	23,692
Insurance	20,758
Postage and mailing	16,586
Audit and tax fees	15,500
Directors’ fees	12,848
Printing	12,557
Legal fees	10,132
Other operating expenses	9,795
Total expenses	2,887,477
Net investment income	150,721

NET REALIZED LOSS ON INVESTMENTS	(2,908,996)

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(33,079,947)
Net realized and unrealized gain (loss) on investments	(35,988,943)
Net increase (decrease) in net assets resulting from operations	$(35,838,222)

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets For the six months ended April 30, 2026 (unaudited), one month ended October 31, 2025*, and fiscal year ended September 30, 2025

	Six Months Ended 4/30/2026 (unaudited)	One Month Ended 10/31/2025 *	Year Ended 9/30/2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment gain (loss)	$150,721	$(91,738)	$721,513
Net realized gain (loss) on investments	(2,908,996)	2,048,550	129,216,287
Change in net unrealized appreciation/depreciation on investments	(33,079,947)	(23,901,213)	(131,117,343)
Net increase (decrease) in net assets resulting from operations	(35,838,222)	(21,944,401)	(1,179,543)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment operations - Class I	(101,965,520)	—	(50,630,302)
Investment operations - Class N	(7,443,069)	—	(3,944,420)
Total distributions	(109,408,589)	—	(54,574,722)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued - Class I (269,094, 28,570 and 349,125 shares, respectively)	8,171,526	951,751	11,882,388
Reinvestment of distributions - Class I (2,487,313, 0 and 1,122,740 shares, respectively)	73,873,200	—	37,791,421
Cost of shares redeemed - Class I (1,824,975, 321,275 and 2,274,539 shares, respectively)	(54,901,059)	(10,700,079)	(76,853,847)
Proceeds from shares issued - Class N (15,940, 946 and 66,778 shares, respectively)	448,170	30,084	2,164,515
Reinvestment of distributions - Class N (258,981, 0 and 121,134 shares, respectively)	7,316,215	—	3,910,221

The accompanying notes to financial statements are an integral part of these statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2026 (unaudited), one month ended October 31, 2025*, and fiscal year ended September 30, 2025

	Six Months Ended 4/30/2026 (unaudited)	One Month Ended 10/31/2025 *	Year Ended 9/30/2025
CAPITAL SHARE TRANSACTIONS (continued)
Cost of shares redeemed - Class N (325,277, 43,159 and 383,493 shares, respectively)	$(9,258,508)	$(1,375,260)	$(12,482,980)
Change in net assets derived from capital share transactions	25,649,544	(11,093,504)	(33,588,282)
Total increase (decrease) in net assets	(119,597,267)	(33,037,905)	(89,342,547)

NET ASSETS
Beginning of period	999,820,199	1,032,858,104	1,122,200,651
End of period	$880,222,932	$999,820,199	$1,032,858,104

*	For the one month ended October 31, 2025. Prior to October 1, 2025, the Fund’s fiscal year end was September 30.

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements April 30, 2026 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Financial Statements and Other Information on Form N-CSR for the year ended October 31, 2025.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1)	Summary of Significant Accounting Policies —

Nicholas II, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a)

Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily closing net asset value. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Short-term investments are valued using evaluated bid prices. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. The Board of Directors has delegated fair value responsibilities to Nicholas Company, Inc., the Fund’s adviser. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the period. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurement” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 –
Common Stocks(1)	$859,358,459
Money Market Deposit Account	9,518,104
Money Market Fund	12,000,000
Level 2 –
None	—
Level 3 –
Contingent Value Rights	0
Total	$880,876,563

(1)	See Schedule of Investments for further detail by industry.

During the period ended April 30, 2026, the Fund received non-tradable Contingent Value Rights (CVRs) issued by Hologic, Inc. as part of a corporate merger transaction. The CVRs entitle holders to potential cash payments tied to the achievement of specified revenue milestones for Hologic’s Breast Health business segment in fiscal years 2026 and 2027. The CVRs are classified as Level 3 investments within the fair value hierarchy. At the time of acquisition and

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

as of the end of the reporting period, management evaluated the probability of achieving the underlying corporate revenue milestones to be 0%. Accordingly, the CVRs were recorded at an initial fair value of $0.00 and remain valued at $0.00 as April 30, 2026.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c)

Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method. Income from Contingent Value Rights is recognized only when realization is probable and reasonably estimable. Until such time, no accrual is recorded.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for 12b-1 fees and shareholder servicing fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. During the period, the 12b-1 fee was 0.23% and the service fee was 0.08%. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(d)

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

The tax character of distributions paid during the six months ended April 30, 2026, and the years ended October 31, 2025 and September 30, 2025, was as follows:

	04/30/2026	10/31/2025	09/30/2025
Distributions paid from:
Ordinary income	$842,297	$—	$1,913,770
Long-term capital gain	108,566,292	—	52,660,952
Total distributions paid	$109,408,589	$—	$54,574,722

The following information for the Fund is presented on an income tax basis as of October 31, 2025.

Investment cost for federal tax purposes	$583,546,062

Unrealized appreciation	$447,883,841
Unrealized depreciation	(31,244,349)
Net unrealized appreciation	$416,639,492

There were no differences between U.S. GAAP financial statement and tax-basis cost.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of April 30, 2026. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended April 30, 2026. At April 30, 2026, the fiscal years 2022 through 2025 remain open to examination in the Fund’s major tax jurisdictions.

(f)

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services - Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)

In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of April 30, 2026. There have been no material subsequent events since April 30, 2026 that would require adjustment to or additional disclosure in these financial statements.

(2)	Related Parties —

(a)	Investment Adviser and Management Agreement —

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value up to and including $50 million, 0.60% of the average net asset value over $50 million up to and including $100 million and 0.50% of the average net asset value in excess of $100 million.

The Adviser may be paid for accounting and administration services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b)	Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $6,670 for the period ended April 30, 2026 for legal services rendered by this law firm.

(3)	Investment Transactions —

For the period ended April 30, 2026, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $67,593,010 and $141,175,769, respectively.

(4)	Operating Segments —

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Approval of Investment Advisory Contract (unaudited)

In November 2025, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through November 2026. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s historical performance; (ii) the Fund’s performance relative to its benchmark; (iii) the expense ratios for peer group funds in the mid-cap growth category and the Fund’s risk/return profile as measured by the standard deviation and the Sharpe Ratio; and (iv) the range and quality of the services offered by the Adviser. The peer group fund data included mid-cap growth focused funds with similar asset sizes, number of holdings and market capitalizations and at least a 10-year history. In terms of the peer group data used for performance comparisons, the Fund’s Class I total return ranked 20th, 19th, 11th and 17th out of 22 funds for the one-, three-, five- and ten-year periods ended September 30, 2025. The Fund’s Class I had the second lowest expense ratio among its peer group.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board concluded that the nature, extent and quality of the services to be provided were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated satisfactory performance with respect to its benchmarks and peers. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees.

The Board considered the cost of services provided by the Adviser. The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser’s management in general terms. The Board expressed the opinion that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund’s performance, strategies to improve performance, management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Nicholas Funds Services Offered (unaudited)

●	IRAs

●	Traditional	●	SEP
●	Roth	●	SIMPLE

●	Coverdell Education Savings Accounts

●	Automatic Investment Plan

●	Direct Deposit of Dividend and Capital Gain Distributions

●	Systematic Withdrawal Plan

●	Monthly Automatic Exchange between Funds

●	Telephone Purchase and Redemption

●	Telephone Exchange

●	24-hour Automated Account Information (800-544-6547)

●	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds.

Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

BRIAN J. JANOWSKI, Senior Vice President

JEFFREY J. STRONG, Senior Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

Investment Adviser

NICHOLAS COMPANY, INC.

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or 800-544-6547

Distributor

QUASAR DISTRIBUTORS, LLC

Portland, Maine

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST & FRIEDRICH LLP

Milwaukee, Wisconsin

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectus contain this and other important information about the investment company, and they may be obtained by calling 1-800-544-6547 or visiting www.nicholasfunds.com. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is disclosed in the Statement of Operations included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2).

Applicable only to annual reports.

(a)(2) Not applicable to this filing.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(4) Not applicable to this filing.

(a)(5) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer
Date:	June 26, 2026

By:	/s/ Jennifer R. Kloehn
Name:	Jennifer R. Kloehn
Title:	Principal Financial Officer
Date:	June 26, 2026